Summary of Significant Accounting Policies - Property and Equipment, net (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, net
Useful life of the asset		8 years 11 days	8 years 9 months 26 days
Software | Maximum
Property and equipment, net
Useful life of the asset		P5Y
Useful life of the asset	4 years
Software | Minimum
Property and equipment, net
Useful life of the asset		P3Y
Useful life of the asset	3 years
Furniture and fixtures
Property and equipment, net
Useful life of the asset		P4Y
Leasehold improvements
Property and equipment, net
Useful life of the asset		P4Y
Leasehold improvements | Maximum
Property and equipment, net
Useful life of the asset		P10Y
Leasehold improvements | Minimum
Property and equipment, net
Useful life of the asset		P1Y